LOW DURATION, MULTI-STRATEGY ABSOLUTE RETURN AND STRATEGIC INCOME PROSPECTUS SUPPLEMENTS DTD 6-7-2011
Eaton Vance Strategic Income Fund
EATON VANCE STRATEGIC INCOME FUND Supplement to Prospectus dated March 1, 2011
1. Effective the date of this Supplement the name of Investment Portfolio has been changed to "Short-Term U.S. Government Portfolio" and the name of Multi-Sector Option Strategy Portfolio has been changed to "MSAR Completion Portfolio".